Fair Value Measurements - Significant Unobservable Inputs for Level 3 - Free-standing Derivatives (Details) - Level 3 $ in Millions	6 Months Ended	12 Months Ended
	Dec. 31, 2021 USD ($)	Dec. 31, 2020 USD ($)
Interest rate swaps
Fair Value Measurement Inputs and Valuation Techniques [Line Items]
Fair Value		$ 2
Impact of Increase in Input on Fair Value		Decrease
Interest rate swaptions
Fair Value Measurement Inputs and Valuation Techniques [Line Items]
Fair Value		$ 9
Equity options
Fair Value Measurement Inputs and Valuation Techniques [Line Items]
Fair Value		$ (471)
Impact of Increase in Input on Fair Value		Increase
Customized swaps
Fair Value Measurement Inputs and Valuation Techniques [Line Items]
Fair Value		$ 21
Impact of Increase in Input on Fair Value		Increase
Measurement Input, Discount Rate [Member] | Interest rate swaptions
Fair Value Measurement Inputs and Valuation Techniques [Line Items]
Impact of Increase in Input on Fair Value		Increase
Measurement Input, Discount Rate [Member] | Minimum | Interest rate swaps
Fair Value Measurement Inputs and Valuation Techniques [Line Items]
Measurement input		0.01
Measurement Input, Discount Rate [Member] | Minimum | Interest rate swaptions
Fair Value Measurement Inputs and Valuation Techniques [Line Items]
Measurement input		0.01
Measurement Input, Discount Rate [Member] | Maximum | Interest rate swaps
Fair Value Measurement Inputs and Valuation Techniques [Line Items]
Measurement input		0.01
Measurement Input, Discount Rate [Member] | Maximum | Interest rate swaptions
Fair Value Measurement Inputs and Valuation Techniques [Line Items]
Measurement input		0.01
Measurement Input, Discount Rate [Member] | Weighted Average | Interest rate swaps
Fair Value Measurement Inputs and Valuation Techniques [Line Items]
Measurement input		0.01
Measurement Input, Discount Rate [Member] | Weighted Average | Interest rate swaptions
Fair Value Measurement Inputs and Valuation Techniques [Line Items]
Measurement input		0.01
Measurement Input, Price Volatility [Member] | Minimum | Equity options
Fair Value Measurement Inputs and Valuation Techniques [Line Items]
Measurement input		0
Measurement Input, Price Volatility [Member] | Minimum | Customized swaps
Fair Value Measurement Inputs and Valuation Techniques [Line Items]
Measurement input		0.16
Measurement Input, Price Volatility [Member] | Maximum | Equity options
Fair Value Measurement Inputs and Valuation Techniques [Line Items]
Measurement input		0.53
Measurement Input, Price Volatility [Member] | Maximum | Customized swaps
Fair Value Measurement Inputs and Valuation Techniques [Line Items]
Measurement input		0.26
Measurement Input, Price Volatility [Member] | Weighted Average | Equity options
Fair Value Measurement Inputs and Valuation Techniques [Line Items]
Measurement input		0.31
Measurement Input, Price Volatility [Member] | Weighted Average | Customized swaps
Fair Value Measurement Inputs and Valuation Techniques [Line Items]
Measurement input		0.19
Discounted cash flows | Interest rate swaps
Fair Value Measurement Inputs and Valuation Techniques [Line Items]
Fair Value	$ 3
Impact of Increase in Input on Fair Value	Decrease
Discounted cash flows | Interest rate swaptions
Fair Value Measurement Inputs and Valuation Techniques [Line Items]
Fair Value	$ (3)
Impact of Increase in Input on Fair Value	Increase
Discounted cash flows | Measurement Input, Discount Rate [Member] | Minimum | Interest rate swaps
Fair Value Measurement Inputs and Valuation Techniques [Line Items]
Measurement input	0.02
Discounted cash flows | Measurement Input, Discount Rate [Member] | Minimum | Interest rate swaptions
Fair Value Measurement Inputs and Valuation Techniques [Line Items]
Measurement input	0.01
Discounted cash flows | Measurement Input, Discount Rate [Member] | Maximum | Interest rate swaps
Fair Value Measurement Inputs and Valuation Techniques [Line Items]
Measurement input	0.02
Discounted cash flows | Measurement Input, Discount Rate [Member] | Maximum | Interest rate swaptions
Fair Value Measurement Inputs and Valuation Techniques [Line Items]
Measurement input	0.01
Discounted cash flows | Measurement Input, Discount Rate [Member] | Weighted Average | Interest rate swaps
Fair Value Measurement Inputs and Valuation Techniques [Line Items]
Measurement input	0.02
Discounted cash flows | Measurement Input, Discount Rate [Member] | Weighted Average | Interest rate swaptions
Fair Value Measurement Inputs and Valuation Techniques [Line Items]
Measurement input	0.01
Option model | Interest rate swaptions
Fair Value Measurement Inputs and Valuation Techniques [Line Items]
Fair Value	$ 7
Option model | Equity options
Fair Value Measurement Inputs and Valuation Techniques [Line Items]
Fair Value	$ (195)
Impact of Increase in Input on Fair Value	Increase
Option model | Measurement Input, Discount Rate [Member] | Interest rate swaptions
Fair Value Measurement Inputs and Valuation Techniques [Line Items]
Impact of Increase in Input on Fair Value	Increase
Option model | Measurement Input, Discount Rate [Member] | Minimum | Interest rate swaptions
Fair Value Measurement Inputs and Valuation Techniques [Line Items]
Measurement input	0.01
Option model | Measurement Input, Discount Rate [Member] | Maximum | Interest rate swaptions
Fair Value Measurement Inputs and Valuation Techniques [Line Items]
Measurement input	0.01
Option model | Measurement Input, Discount Rate [Member] | Weighted Average | Interest rate swaptions
Fair Value Measurement Inputs and Valuation Techniques [Line Items]
Measurement input	0.01
Option model | Measurement Input, Price Volatility [Member] | Minimum | Equity options
Fair Value Measurement Inputs and Valuation Techniques [Line Items]
Measurement input	0.17
Option model | Measurement Input, Price Volatility [Member] | Maximum | Equity options
Fair Value Measurement Inputs and Valuation Techniques [Line Items]
Measurement input	0.63
Option model | Measurement Input, Price Volatility [Member] | Weighted Average | Equity options
Fair Value Measurement Inputs and Valuation Techniques [Line Items]
Measurement input	0.28